EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 1,090	€ 909	€ 688
Basic weighted average number of ordinary shares in issue (million) (in shares)	466,000,000	484,000,000	484,000,000
Effect of dilutive potential ordinary shares (million) (in shares)	3,000,000	4,000,000	5,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)	469,000,000	488,000,000	489,000,000
Basic earnings per share (in EUR per share)	€ 2.34	€ 1.88	€ 1.42
Diluted earnings per share (in EUR per share)	€ 2.32	€ 1.86	€ 1.41
Number of shares issued and fully paid (in shares)	456,399,877	474,920,066	484,586,428
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0	1,200,000